Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.9% of Net Assets
	ABS Car Loan — 11.9%
$140,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.960%, 3/15/2030	$139,463
95,000	Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.920%, 10/15/2030	94,235
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 4/14/2031(a)	205,767
350,000	American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.550%, 1/12/2033(a)	347,429
235,000	American Credit Acceptance Receivables Trust, Series 2026-2, Class C, 4.850%, 5/10/2032(a)	234,830
666,578	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	668,414
192,327	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	193,180
100,000	ARI Fleet Lease Trust, Series 2026-B, Class A2, 4.340%, 2/15/2035(a)	99,769
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	145,314
90,000	AutoNation Finance Trust, Series 2026-1A, Class A3, 4.030%, 8/12/2030(a)	89,398
225,000	AutoNation Finance Trust, Series 2026-2A, Class A3, 4.560%, 6/16/2031(a)	225,404
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,114,811
191,153	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	191,186
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,149
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,048
65,934	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	66,033
253,627	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	254,032
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	185,241
95,000	Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.040%, 12/17/2029	94,671
204,974	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	205,378
288,829	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	289,558
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	195,216
180,000	CarMax Auto Owner Trust, Series 2025-4, Class A3, 3.970%, 12/16/2030	178,412
245,000	CarMax Auto Owner Trust, Series 2026-2, Class A3, 4.220%, 6/16/2031	243,550
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	601,983
85,000	CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.640%, 12/16/2030	85,189
98,940	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	99,409
377,028	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	376,804
77,770	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	77,925
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	345,518
490,000	Carvana Auto Receivables Trust, Series 2026-P2, Class A3, 4.770%, 4/10/2031	491,670
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$149,388	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	$149,267
440,000	Chase Auto Owner Trust, Series 2026-1A, Class A3, 4.530%, 6/25/2031(a)	440,317
71,934	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	72,257
57,872	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	58,027
106,601	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	106,707
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	132,152
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	200,631
240,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	238,321
140,000	Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.650%, 4/15/2036(a)	139,276
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	355,255
32,634	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	32,707
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	212,396
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	140,814
213,454	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	213,716
240,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A2, 4.050%, 8/20/2028(a)	239,538
245,755	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	246,135
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,045
175,000	Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.450%, 5/15/2030	174,962
265,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class C, 4.920%, 10/15/2032	265,445
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,186
130,000	Exeter Select Automobile Receivables Trust, Series 2026-1, Class A3, 4.670%, 6/16/2031	130,170
285,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	282,089
270,000	First Investors Auto Owner Trust, Series 2026-1A, Class A3, 4.500%, 5/15/2031(a)	269,073
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	451,158
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	170,412
260,000	Ford Credit Auto Lease Trust, Series 2026-A, Class A3, 4.000%, 7/15/2029	258,196
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,372,659
64,414	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	64,518
174,089	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	174,529
148,963	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	149,253
22,785	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	22,798

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	$120,496
90,000	GLS Auto Receivables Issuer Trust, Series 2026-2A, Class B, 4.630%, 9/16/2030(a)	89,692
101,872	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class A2, 4.170%, 2/18/2031(a)	101,583
31,294	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	31,476
104,524	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	105,046
80,305	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	80,308
101,347	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	101,538
213,701	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	213,470
87,155	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	87,175
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	230,441
260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	259,757
160,000	GM Financial Automobile Leasing Trust, Series 2026-2, Class A3, 4.300%, 3/20/2029	159,769
88,298	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	88,692
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	217,729
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	719,452
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	247,690
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	240,491
290,000	Honda Auto Receivables Owner Trust, Series 2026-2, Class A3, 4.300%, 11/15/2030	289,258
146,789	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	147,507
295,000	Hyundai Auto Lease Securitization Trust, Series 2026-B, Class A3, 4.210%, 4/16/2029(a)	294,117
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	140,165
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	226,274
72,623	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	72,799
37,867	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	37,931
117,087	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	117,195
317,704	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	318,299
260,000	LAD Auto Receivables Trust, Series 2026-2A, Class A3, 4.330%, 8/15/2031(a)	258,544
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	125,576
240,000	M&T Bank Auto Receivables Trust, Series 2026-1A, Class A3, 4.660%, 6/16/2031(a)	240,611
107,002	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	107,167
395,000	NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.230%, 10/15/2030(a)	391,336
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$325,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class A2, 4.070%, 2/15/2031(a)	$320,498
107,978	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	108,138
11,945	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	11,949
71,189	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	71,427
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	171,566
354,310	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	355,935
470,833	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	473,844
32,875	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	32,914
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,171
235,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.170%, 4/15/2030	234,597
68,966	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	69,102
36,017	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	36,057
96,485	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	96,772
111,370	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	111,559
400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	400,305
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	364,732
625,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.110%, 4/20/2029(a)	620,993
121,536	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	121,929
315,000	Toyota Auto Receivables Owner Trust, Series 2026-B, Class A2A, 4.040%, 2/15/2029	314,488
374,234	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	374,360
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	258,398
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,076
43,629	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.530%, 8/15/2028(a)	43,614
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	90,777
492,273	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	494,054
21,039	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	21,056
163,026	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	163,226
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	310,647
170,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.220%, 6/15/2029(a)	169,801
122,978	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	123,296

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$115,160	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	$115,925
131,282	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	131,861
73,305	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	73,613
209,030	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	209,285
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	398,215
		27,604,759
	ABS Credit Card — 0.5%
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	620,623
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	245,488
230,000	Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.950%, 7/15/2032(a)	228,840
		1,094,951
	ABS Other — 3.4%
105,000	Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.590%, 4/15/2031(a)	104,861
590,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	588,693
98,386	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	89,552
38,869	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	39,227
150,048	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	149,176
545,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	548,962
365,000	ByzFunder Asset Securitization I LLC, Series 2026-1, Class A, 6.464%, 6/15/2032(a)	363,980
198,712	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	200,369
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	266,464
100,000	Dell Equipment Finance Trust, Series 2026-1A, Class A3, 4.320%, 12/22/2031(a)	99,630
49,513	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	49,570
180,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	182,393
38,079	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	38,228
28,540	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	28,541
345,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	346,234
60,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	59,603
69,316	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	69,446
18,265	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	18,204
64,844	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	65,533
91,671	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	92,111
336,951	Octane Receivables Trust, Series 2025-1A, Class A2, 4.250%, 2/20/2031(a)	336,286
Principal Amount	Description	Value (†)
	ABS Other — continued
$145,400	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	$145,363
815,000	OneMain Financial Issuance Trust, Series 2026-1A, Class A, 4.980%, 7/14/2039(a)	817,955
267,858	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	268,259
4,795	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	4,799
83,703	Reach ABS Trust, Series 2026-1A, Class A, 4.320%, 2/15/2033(a)	83,666
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	136,332
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	205,417
181,712	RKTL Trust, Series 2026-2A, Class A, 4.330%, 5/25/2035(a)	181,432
158,653	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	160,304
255,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	257,170
360,000	SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, 6/20/2036(a)	358,984
314,213	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	318,333
230,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	231,192
117,716	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	117,968
48,905	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	48,976
72,334	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	74,166
126,423	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	126,782
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	526,238
		7,800,399
	ABS Residential Mortgage — 0.0%
949	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	897
	ABS Student Loan — 0.0%
40,408	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	39,498
22,040	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	20,647
		60,145
	ABS Whole Business — 0.1%
155,000	SEB Funding LLC, Series 2026-1A, Class A2, 6.665%, 1/30/2056(a)	154,429
	Agency Commercial Mortgage-Backed Securities — 0.8%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,699,793
235,450	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	233,331
		1,933,124
	Airlines — 0.1%
190,000	Southwest Airlines Co., 4.375%, 11/15/2028	188,518

Principal Amount	Description	Value (†)
	Apartment REITs — 0.3%
$265,000	Invitation Homes Operating Partnership LP, 4.950%, 2/01/2032	$263,183
346,000	Mid-America Apartments LP, 4.650%, 1/15/2033	340,006
		603,189
	Automotive — 2.3%
424,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	430,015
465,000	Denso Corp., 1.239%, 9/16/2026(a)	461,714
126,000	General Motors Co., 5.625%, 4/15/2030	129,100
340,000	General Motors Financial Co., Inc., 4.750%, 4/06/2029	339,818
225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	226,350
329,000	Hyundai Capital America, 4.750%, 6/18/2029(a)	327,875
177,000	Hyundai Capital America, 5.000%, 4/07/2031(a)	176,740
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	377,865
345,000	LKQ Corp., 5.750%, 6/15/2028	349,673
500,000	Mercedes-Benz Finance North America LLC, 4.250%, 3/10/2029(a)	493,870
521,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	522,088
290,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	287,836
215,000	Stellantis Financial Services U.S. Corp., 5.400%, 6/15/2029(a)	214,240
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	355,094
240,000	Toyota Motor Credit Corp., Series B, 4.600%, 3/11/2033	235,355
440,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	443,615
		5,371,248
	Banking — 14.7%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	401,409
394,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	390,746
495,000	American Express Co., (fixed rate to 5/03/2029, variable rate thereafter), 4.444%, 5/03/2030	491,949
251,000	American Express Co., (fixed rate to 2/10/2031, variable rate thereafter), 4.456%, 2/10/2032	247,297
320,000	ANZ New Zealand International Ltd., 4.000%, 1/22/2029(a)	315,693
200,000	Banco Bilbao Vizcaya Argentaria SA, 4.150%, 3/03/2029	197,074
200,000	Banco Bilbao Vizcaya Argentaria SA, 4.968%, 5/08/2031	199,680
705,000	Bank of America Corp., (fixed rate to 2/06/2031, variable rate thereafter), 4.456%, 2/06/2032	692,570
692,000	Bank of America Corp., (fixed rate to 4/23/2029, variable rate thereafter), 4.477%, 4/23/2030	687,636
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	236,501
183,000	Bank of Montreal, Series J, (fixed rate to 6/02/2036, variable rate thereafter), 5.298%, 6/02/2037	183,174
520,000	Bank of New York Mellon Corp., (fixed rate to 1/22/2029, variable rate thereafter), 4.026%, 1/22/2030	512,757
260,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	254,851
350,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	357,736
Principal Amount	Description	Value (†)
	Banking — continued
$323,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	$320,749
455,000	Barclays PLC, (fixed rate to 6/26/2029, variable rate thereafter), 4.911%, 6/26/2030	454,917
445,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.400%, 6/03/2031(a)	450,340
519,000	BNP Paribas SA, (fixed rate to 6/30/2029, variable rate thereafter), 4.892%, 6/30/2030(a)	518,928
274,000	CaixaBank SA, (fixed rate to 4/22/2031, variable rate thereafter), 4.818%, 4/22/2032(a)	271,765
144,000	Canadian Imperial Bank of Commerce, (fixed rate to 1/29/2029, variable rate thereafter), 4.283%, 1/29/2030	142,411
176,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	176,685
325,000	Canadian Imperial Bank of Commerce, (fixed rate to 6/16/2031, variable rate thereafter), 5.051%, 6/16/2032	326,344
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	332,853
145,000	Capital One Financial Corp., (fixed rate to 1/30/2031, variable rate thereafter), 4.722%, 1/30/2032	143,047
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	408,211
330,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	330,622
584,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	584,362
520,000	Danske Bank AS, (fixed rate to 3/27/2031, variable rate thereafter), 4.999%, 3/27/2032(a)	519,840
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	259,087
345,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	348,608
635,000	DNB Bank ASA, (fixed rate to 3/30/2031, variable rate thereafter), 4.832%, 3/30/2032(a)	632,736
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	303,007
350,000	Federation des Caisses Desjardins du Quebec, 5.021%, 5/27/2031(a)	352,266
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	250,626
250,000	First-Citizens Bank & Trust Co., (fixed rate to 7/13/2028, variable rate thereafter), 5.097%, 7/13/2029	250,345
894,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2028, variable rate thereafter), 4.148%, 1/21/2029	886,304
151,000	Goldman Sachs Group, Inc., (fixed rate to 10/21/2035, variable rate thereafter), 4.939%, 10/21/2036	146,630
380,000	Goldman Sachs Group, Inc., (fixed rate to 4/20/2033, variable rate thereafter), 5.094%, 4/20/2034	378,476
512,000	HSBC Holdings PLC, (fixed rate to 3/10/2031, variable rate thereafter), 4.675%, 3/10/2032	504,959
463,000	HSBC Holdings PLC, (fixed rate to 5/12/2029, variable rate thereafter), 4.711%, 5/12/2030	461,031
385,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	387,547

Principal Amount	Description	Value (†)
	Banking — continued
$235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	$237,759
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	216,166
1,030,000	ING Bank NV, 4.711%, 7/07/2031(a)	1,027,434
513,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2031, variable rate thereafter), 5.200%, 6/29/2032(a)	514,149
385,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	367,031
247,000	JPMorgan Chase & Co., (fixed rate to 4/23/2036, variable rate thereafter), 5.148%, 4/23/2037	245,221
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	235,038
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	241,919
375,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	372,699
730,000	Mizuho Financial Group, Inc., (fixed rate to 7/13/2029, variable rate thereafter), 4.782%, 7/13/2030	728,683
300,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	294,169
62,000	Morgan Stanley, (fixed rate to 4/16/2031, variable rate thereafter), 4.809%, 4/16/2032	61,518
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	353,948
415,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	418,480
324,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	318,453
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	462,902
585,000	National Australia Bank Ltd., Series B, 4.434%, 6/04/2029	584,389
355,000	National Bank of Canada, 4.500%, 10/10/2029	353,072
276,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	279,111
315,000	NatWest Group PLC, (fixed rate to 6/18/2031, variable rate thereafter), 4.983%, 6/18/2032	314,811
470,000	NatWest Markets PLC, 4.893%, 3/27/2031(a)	469,531
348,000	Pinnacle Financial Partners, Inc., (fixed rate to 5/19/2031, variable rate thereafter), 5.596%, 5/19/2032	349,113
710,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	708,810
442,000	PNC Financial Services Group, Inc., (fixed rate to 10/26/2028, variable rate thereafter), 4.618%, 10/26/2029	440,950
565,000	Regions Bank, (fixed rate to 7/27/2028, variable rate thereafter), 4.755%, 7/27/2029	565,204
700,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	697,674
338,000	Santander Holdings USA, Inc., (fixed rate to 6/05/2036, variable rate thereafter), 5.701%, 6/05/2037	337,734
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	223,534
Principal Amount	Description	Value (†)
	Banking — continued
$745,000	Societe Generale SA, (fixed rate to 5/27/2031, variable rate thereafter), 5.371%, 5/27/2032(a)	$749,358
218,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	216,562
365,000	Standard Chartered PLC, (fixed rate to 1/13/2029, variable rate thereafter), 4.299%, 1/13/2030(a)	360,354
333,000	State Street Corp., (fixed rate to 4/23/2031, variable rate thereafter), 4.558%, 4/23/2032	329,187
617,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 7/07/2031, variable rate thereafter), 4.934%, 7/07/2032	614,584
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	424,726
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	387,634
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	326,002
70,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	68,239
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	144,962
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	244,778
104,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	104,001
197,000	Toronto-Dominion Bank, 4.866%, 4/22/2033	195,546
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	484,436
585,000	Wells Fargo & Co., (fixed rate to 1/23/2029, variable rate thereafter), 4.182%, 1/23/2030	577,332
806,000	Wells Fargo & Co., (fixed rate to 5/20/2031, variable rate thereafter), 4.844%, 5/20/2032	803,275
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	454,048
335,000	Westpac Banking Corp., DMTN, 4.450%, 6/12/2031	332,356
390,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	392,755
		33,941,406
	Brokerage — 1.1%
125,000	BGC Group, Inc., 6.150%, 4/02/2030	127,551
228,000	Brookfield Asset Management Ltd., 4.832%, 4/15/2031	225,858
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	321,610
149,000	Charles Schwab Corp., (fixed rate to 5/21/2036, variable rate thereafter), 5.493%, 5/21/2037	151,010
335,000	Jefferies Financial Group, Inc., 5.125%, 4/28/2031	330,687
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	230,728
175,000	Marex Group PLC, 5.829%, 5/08/2028	176,212
113,000	Marex Group PLC, 6.404%, 11/04/2029	115,727
260,000	National Securities Clearing Corp., 4.700%, 6/09/2031(a)	259,966
361,000	Nomura Holdings, Inc., 5.166%, 7/14/2031	361,879
140,000	TPG Operating Group II LP, 5.375%, 1/15/2036	136,240
		2,437,468
	Cable Satellite — 0.5%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	266,350
810,000	Space Exploration Technologies Corp., 5.650%, 7/15/2033(a)	805,174
		1,071,524
	Chemicals — 0.6%
240,000	Cabot Corp., 4.000%, 7/01/2029	234,549
470,000	Eastman Chemical Co., 4.500%, 2/20/2031	461,050
125,000	LYB International Finance III LLC, 5.125%, 1/15/2031	124,802
148,000	Mosaic Co., 4.350%, 1/15/2029	146,660

Principal Amount	Description	Value (†)
	Chemicals — continued
$285,000	Nutrien Ltd., 4.850%, 5/29/2031	$284,726
200,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	198,991
		1,450,778
	Collateralized Mortgage Obligations — 0.4%
18,625	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.275%, 7/20/2064(b)	18,607
20,158	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.261%, 7/20/2064(b)	20,143
101	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	90
13,310	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	12,904
57,776	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.681%, 2/20/2066(b)	58,108
624,898	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	601,264
39,823	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.211%, 12/20/2068(b)	39,756
34,131	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.161%, 10/20/2068(b)	34,126
122,419	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.161%, 5/20/2069(b)	122,131
		907,129
	Construction Machinery — 0.6%
212,000	Caterpillar Financial Services Corp., 3.950%, 11/14/2028	209,927
152,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	149,735
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	285,624
810,000	CNH Industrial Capital LLC, 4.950%, 6/25/2031	808,807
		1,454,093
	Consumer Cyclical Services — 0.3%
325,000	Block Financial LLC, 5.375%, 9/15/2032	318,475
285,000	eBay, Inc., 4.250%, 3/06/2029	281,731
		600,206
	Consumer Products — 0.3%
450,000	Clorox Co., 4.700%, 5/15/2031	447,150
135,000	Hasbro, Inc., 4.650%, 3/12/2031	133,303
165,000	Polaris, Inc., 5.600%, 3/01/2031	165,106
		745,559
	Diversified Manufacturing — 0.7%
445,000	Amphenol Corp., 4.375%, 6/12/2028	444,394
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	317,139
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	319,909
290,000	Veralto Corp., 4.850%, 1/15/2032	289,533
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	272,382
		1,643,357
	Electric — 3.7%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	286,920
425,000	Ameren Corp., 5.000%, 1/15/2029	428,518
180,000	Baltimore Gas & Electric Co., 5.150%, 6/01/2033	181,534
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	150,918
Principal Amount	Description	Value (†)
	Electric — continued
$120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	$119,204
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	335,079
265,000	DTE Energy Co., 4.950%, 7/01/2027	266,310
815,000	Duke Energy Carolinas LLC, 5.150%, 6/15/2036	815,825
304,000	ENEL Finance International NV, 4.375%, 9/30/2030(a)	298,653
220,000	Evergy, Inc., 4.250%, 3/15/2029	217,454
258,000	Liberty Utilities Co., 5.100%, 5/15/2031(a)	257,380
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	285,298
183,000	National Rural Utilities Cooperative Finance Corp., 4.400%, 5/11/2029	182,208
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	366,513
340,000	National Rural Utilities Cooperative Finance Corp., Series D, 4.050%, 2/09/2029	335,522
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	280,641
356,000	NextEra Energy Capital Holdings, Inc., Series BB, (fixed rate to 7/04/2036, variable rate thereafter), 6.200%, 10/01/2056	355,656
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	302,004
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	125,670
270,000	Pacific Gas & Electric Co., 5.600%, 8/15/2036	270,086
190,000	Pacific Gas & Electric Co., 6.100%, 1/15/2029	195,635
260,000	PacifiCorp, 4.250%, 3/15/2029	256,787
795,000	Pinnacle West Capital Corp., 4.650%, 6/01/2029	795,098
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	234,869
222,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	226,794
247,000	Southern California Edison Co., 5.150%, 6/01/2029	249,605
310,000	Southern Power Co., 4.800%, 6/15/2031	309,128
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	134,807
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,282
110,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	108,709
		8,473,107
	Environmental — 0.2%
367,000	Republic Services, Inc., 4.750%, 7/15/2031	367,808
	Finance Companies — 3.5%
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.125%, 2/28/2029	325,215
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	266,645
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	195,580
108,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030	106,867
195,000	ARES Capital Corp., 5.550%, 1/15/2030	193,910
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	229,656
82,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	80,642
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	230,616
292,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	292,651
294,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	286,899
170,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	169,042
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	73,043
115,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/01/2031	111,131
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	309,867
105,000	Blackstone Private Credit Fund, 5.950%, 5/15/2031	103,368
78,000	Blackstone Secured Lending Fund, 5.900%, 5/21/2031	76,837

Principal Amount	Description	Value (†)
	Finance Companies — continued
$135,000	Blue Owl Capital Corp., 6.300%, 8/15/2031	$134,181
234,000	Blue Owl Credit Income Corp., 6.550%, 10/15/2031(a)	232,949
109,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	112,720
92,000	Blue Owl Technology Finance Corp., 6.500%, 10/15/2029	91,145
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	286,359
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	192,709
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	92,578
104,000	FS KKR Capital Corp., 7.875%, 1/15/2029	106,795
190,000	GATX Corp., 5.400%, 3/15/2027	191,070
72,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	71,717
135,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	138,672
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028	74,159
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	321,451
52,000	Hercules Capital, Inc., 5.350%, 2/10/2029	51,493
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030	178,841
185,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	179,559
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	240,706
215,000	Main Street Capital Corp., 3.000%, 7/14/2026	214,690
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,414
255,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	256,772
75,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	73,236
105,000	MSD Investment Corp., 6.250%, 5/31/2030	103,925
49,000	MSD Investment Corp., 6.375%, 6/12/2029(a)	49,114
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	110,385
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	131,822
395,000	Rocket Cos., Inc., 6.125%, 8/01/2031(a)	403,422
139,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	141,929
601,000	Sumisho Air Lease Corp., 4.500%, 3/24/2029(a)	595,901
145,000	Trinity Capital, Inc., 7.000%, 5/21/2031	146,725
		8,017,408
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 4.950%, 11/15/2030(a)	246,496
	Food & Beverage — 1.3%
445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	453,068
306,000	Campbell's Co., 4.550%, 3/21/2031	297,802
556,000	Conagra Brands, Inc., 5.300%, 10/01/2026	557,431
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	310,824
195,000	Constellation Brands, Inc., 4.850%, 5/06/2031	194,944
125,000	McCormick & Co., Inc., 4.150%, 2/15/2029	123,643
18,000	Molson Coors Beverage Co., 5.500%, 7/08/2036	18,092
448,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	423,154
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	439,886
214,000	Sysco Corp., 4.400%, 7/25/2031	208,747
		3,027,591
	Gaming — 0.3%
41,000	Las Vegas Sands Corp., 5.300%, 5/15/2031	40,843
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	440,190
180,000	VICI Properties LP, 4.750%, 4/01/2028	179,830
		660,863
	Government Owned - No Guarantee — 0.4%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	436,960
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — continued
$250,000	Antares Holdings LP, 6.625%, 6/10/2031(a)	$250,021
345,000	Avilease Capital Ltd., 5.500%, 6/30/2031(a)	347,349
		1,034,330
	Health Care REITs — 0.2%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	356,730
	Health Insurance — 0.2%
371,000	Elevance Health, Inc., 4.000%, 9/15/2028	366,665
	Healthcare — 0.7%
441,000	Cardinal Health, Inc., 5.000%, 11/15/2029	445,299
124,000	GE HealthCare Technologies, Inc., 4.150%, 12/15/2028	122,896
275,000	Illumina, Inc., 4.650%, 9/09/2026	275,088
204,000	Illumina, Inc., 4.750%, 12/12/2030	202,759
320,000	IQVIA, Inc., 5.700%, 5/15/2028	325,118
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	192,481
		1,563,641
	Hybrid ARMs — 0.0%
7,466	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.143%, 1/01/2035(b)	7,648
14,027	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.256%, 5/01/2036(b)	14,430
		22,078
	Integrated Energy — 0.1%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	342,368
	Life Insurance — 5.7%
62,000	American National Global Funding, 4.625%, 12/15/2028(a)	61,336
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	205,194
181,000	American National Group, Inc., 6.000%, 7/15/2035	180,324
77,000	Athene Global Funding, 4.830%, 5/09/2028(a)	76,819
288,000	Athene Global Funding, 5.133%, 6/01/2029(a)	288,548
359,000	Athene Global Funding, 5.380%, 1/07/2030(a)	360,067
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	402,423
409,000	CNO Global Funding, 2.650%, 1/06/2029(a)	387,415
53,000	CNO Global Funding, 4.375%, 9/08/2028(a)	52,399
455,000	CNO Global Funding, 5.200%, 6/11/2031(a)	455,214
545,000	Corebridge Global Funding, 4.800%, 5/29/2029(a)	544,071
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	262,478
810,000	Equitable America Global Funding, 5.125%, 6/15/2031(a)	812,854
367,000	F&G Global Funding, 4.500%, 1/09/2029(a)	360,916
82,000	F&G Global Funding, 4.650%, 9/08/2028(a)	81,037
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	247,295
220,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	218,928
680,000	Guardian Life Global Funding, 4.809%, 6/01/2031(a)	679,687
111,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	108,809
315,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	313,931
157,000	Jackson National Life Global Funding, 5.250%, 6/16/2031(a)	156,773
210,000	Lincoln Financial Global Funding, 4.200%, 1/12/2029(a)	207,070
292,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	291,799
85,000	Lincoln Financial Global Funding, 4.950%, 5/21/2031(a)	84,630
316,000	MassMutual Global Funding II, 4.000%, 1/22/2029(a)	311,357

Principal Amount	Description	Value (†)
	Life Insurance — continued
$388,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	$390,718
9,000	Mutual of Omaha Cos Global Funding, 4.546%, 1/13/2031(a)	8,881
399,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	401,876
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	124,141
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	455,717
300,000	NLG Global Funding, 4.350%, 9/15/2030(a)	293,429
130,000	NLG Global Funding, 5.400%, 1/23/2030(a)	132,019
815,000	Northwestern Mutual Global Funding, 4.740%, 6/30/2031(a)	812,540
332,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	332,932
192,000	Principal Life Global Funding II, 4.650%, 5/18/2029(a)	191,434
336,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	339,157
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	384,727
148,000	RGA Global Funding, 4.600%, 11/25/2030(a)	145,990
375,000	RGA Global Funding, 5.100%, 5/26/2031(a)	376,463
406,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	404,255
404,000	Sammons Financial Group Global Funding, 5.100%, 6/22/2031(a)	402,319
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	323,190
336,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	334,303
105,000	Western-Southern Global Funding, 4.700%, 12/10/2032(a)	101,978
		13,107,443
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	299,453
360,000	Marriott International, Inc., 5.550%, 10/15/2028	367,193
		666,646
	Media Entertainment — 0.4%
300,000	Meta Platforms, Inc., 5.250%, 5/15/2036	297,883
196,000	Omnicom Group, Inc., 5.000%, 6/02/2033	192,545
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	386,680
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	122,333
		999,441
	Metals & Mining — 0.5%
440,000	ArcelorMittal SA, 5.375%, 5/19/2036	436,179
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	207,312
188,000	Glencore Funding LLC, 5.508%, 4/01/2036(a)	189,106
413,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	416,902
		1,249,499
	Midstream — 0.7%
240,000	Columbia Pipelines Operating Co. LLC, 5.507%, 5/15/2036(a)	240,965
508,000	Energy Transfer LP, 4.550%, 1/15/2031	501,454
322,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	326,066
338,000	Targa Resources Corp., 4.350%, 1/15/2029	335,433
270,000	Western Midstream Operating LP, 5.700%, 7/01/2036	270,486
		1,674,404
	Mortgage Related — 0.3%
24	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	24
4,583	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,441
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,569	Government National Mortgage Association, 3.890%, 10/20/2062(b)	$2,556
13,537	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,334
26,738	Government National Mortgage Association, 4.163%, 9/20/2066(b)	26,518
38,266	Government National Mortgage Association, 4.172%, 10/20/2066(b)	37,998
10,907	Government National Mortgage Association, 4.267%, 11/20/2066(b)	10,798
42,884	Government National Mortgage Association, 4.310%, 10/20/2066(b)	42,757
573	Government National Mortgage Association, 4.371%, 11/20/2064(b)	561
212,692	Government National Mortgage Association, 4.559%, 7/20/2067(b)	211,674
24,001	Government National Mortgage Association, 4.584%, 9/20/2066(b)	23,903
278,022	Government National Mortgage Association, 4.691%, 4/20/2067(b)	277,210
17,482	Government National Mortgage Association, 4.700%, 8/20/2066(b)	17,440
8,448	Government National Mortgage Association, 4.700%, 10/20/2066(b)	8,424
7,483	Government National Mortgage Association, 4.700%, 11/20/2066(b)	7,464
16,061	Government National Mortgage Association, 4.700%, 1/20/2067(b)	15,883
		700,985
	Natural Gas — 0.7%
1,165,000	Atmos Energy Corp., 4.750%, 1/15/2032	1,161,317
380,000	NiSource, Inc., 5.200%, 7/01/2029	385,904
155,000	Sempra, 5.400%, 8/01/2026	155,045
		1,702,266
	Non-Agency Commercial Mortgage-Backed Securities — 7.1%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.369%, 6/15/2040(a)(b)	105,459
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	249,886
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	770,799
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	656,339
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	342,983
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,015,000
700,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	698,256
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	766,690
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	264,367
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	528,027
285,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.125%, 11/15/2042(a)(b)	285,623
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.151%, 12/15/2038(a)(b)	518,839

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$379,003	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	$379,239
145,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.175%, 12/15/2042(a)(b)	145,408
475,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.325%, 7/15/2044(a)(b)	475,000
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	600,751
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	509,881
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	99,719
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	739,641
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	442,102
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	340,236
96,313	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.925%, 10/15/2042(a)(b)	96,524
243,599	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	243,904
435,071	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	402,051
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	366,850
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	229,591
695,000	Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, 5.086%, 12/10/2039(a)(b)	697,628
123,004	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	117,097
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	254,527
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	550,079
16,619	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	16,370
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	508,945
475,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	388,313
690,000	NYC Commercial Mortgage Trust, Series 2026-9W57, Class A, 5.053%, 6/06/2040(a)(b)	686,913
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	470,591
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.868%, 12/15/2039(a)(b)	210,066
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	436,724
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	781,244
		16,391,662
	Office REITs — 0.0%
120,000	Cousins Properties LP, 4.875%, 3/01/2033	116,832
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	235,423
Principal Amount	Description	Value (†)
	Other REITs — 0.5%
$299,000	EPR Properties, 4.750%, 11/15/2030	$292,638
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	198,393
200,000	Host Hotels & Resorts LP, 4.250%, 12/15/2028	197,867
430,000	Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/2033(a)	418,679
		1,107,577
	Packaging — 0.2%
148,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	148,474
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	341,736
		490,210
	Paper — 0.1%
315,000	Georgia-Pacific LLC, 4.900%, 5/15/2033(a)	313,328
	Pharmaceuticals — 0.4%
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	455,572
500,000	Novartis Capital Corp., 4.100%, 11/05/2030	491,228
		946,800
	Property & Casualty Insurance — 1.2%
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	269,871
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	437,142
304,000	Enact Holdings, Inc., 6.250%, 5/28/2029	312,866
370,000	Essent Group Ltd., 6.250%, 7/01/2029	381,444
165,000	Mercury General Corp., 6.250%, 6/15/2036	167,890
401,000	Old Republic International Corp., 5.700%, 6/01/2036	402,446
193,000	SiriusPoint Ltd., 7.000%, 4/05/2029	201,594
280,000	Sompo Holdings, Inc., (fixed rate to 4/22/2036, variable rate thereafter), 5.411%, 4/22/2037(a)	274,892
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	232,564
		2,680,709
	Railroads — 0.1%
220,000	Canadian Pacific Railway Co., 4.000%, 3/15/2029	216,746
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	327,649
	Retail REITs — 0.2%
230,000	Realty Income Corp., 4.750%, 4/15/2033	227,021
303,000	Simon Property Group LP, 4.300%, 1/15/2031	297,973
		524,994
	Retailers — 1.0%
381,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	377,170
462,000	Amazon.com, Inc., 4.650%, 11/20/2035	449,281
285,000	Amazon.com, Inc., 4.875%, 3/13/2036	280,555
199,000	AutoNation, Inc., 4.450%, 1/15/2029	197,106
367,000	AutoZone, Inc., 5.050%, 7/15/2026	367,097
300,000	Genuine Parts Co., 4.950%, 8/15/2029	299,273
353,000	PVH Corp., 5.500%, 6/13/2030	355,560
		2,326,042
	Sovereigns — 0.1%
355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	346,853
	Technology — 4.1%
322,000	Analog Devices, Inc., 4.250%, 6/15/2028	320,970
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	343,422
158,000	Automatic Data Processing, Inc., 5.000%, 5/07/2036	156,851
305,000	Avnet, Inc., 6.250%, 3/15/2028	311,604
164,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	165,409
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	384,184
399,000	CGI, Inc., 4.950%, 3/14/2030	397,262
370,000	Dell International LLC/EMC Corp., 4.750%, 7/15/2031	367,770
315,000	Equifax, Inc., 4.800%, 9/15/2029	315,364

Principal Amount	Description	Value (†)
	Technology — continued
$250,000	Equifax, Inc., 5.100%, 6/01/2028	$252,012
345,000	Experian Finance U.S., Inc., 5.350%, 8/24/2036(a)	343,514
250,000	Flex Ltd., 6.000%, 1/15/2028	254,163
422,000	Gartner, Inc., 5.600%, 11/20/2035	399,593
417,000	Global Payments, Inc., 4.875%, 11/15/2030	409,942
188,000	Hewlett Packard Enterprise Co., 5.250%, 4/01/2033	188,582
585,000	Intuit, Inc., 5.500%, 6/15/2036	582,737
156,000	Jabil, Inc., 4.200%, 2/01/2029	153,712
815,000	Mastercard, Inc., 4.600%, 6/08/2031	813,747
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	251,046
223,000	Mobility Global, Inc., 5.450%, 6/15/2031(a)	225,410
335,000	NVIDIA Corp., 4.950%, 6/15/2036	332,063
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	243,188
482,000	Oracle Corp., 4.950%, 2/04/2031	471,893
155,000	Oracle Corp., 5.700%, 2/04/2036	150,111
210,000	PANASONIC HOLDINGS Corp., 5.362%, 7/08/2036	209,777
294,000	PayPal Holdings, Inc., 4.950%, 6/01/2031	294,004
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	128,997
352,000	Salesforce, Inc., 5.550%, 3/15/2036	351,733
250,000	TD SYNNEX Corp., 4.300%, 1/17/2029	246,879
270,000	VeriSign, Inc., 5.100%, 7/15/2031	270,795
202,000	Western Union Co., 4.750%, 6/15/2029	200,481
		9,537,215
	Tobacco — 0.4%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	398,983
565,000	Imperial Brands Finance PLC, 5.500%, 7/07/2036(a)	561,489
		960,472
	Transportation Services — 0.6%
128,000	Element Fleet Management Corp., 4.641%, 11/24/2030(a)	126,418
139,000	Element Fleet Management Corp., 4.800%, 5/29/2029(a)	138,657
402,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	404,238
193,000	ERAC USA Finance LLC, 5.250%, 4/30/2036(a)	192,554
297,000	Fedex Freight Holding Co., Inc., 4.650%, 3/15/2031(a)	291,747
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	352,611
		1,506,225
	Treasuries — 23.9%
3,212,000	U.S. Treasury Notes, 3.500%, 11/30/2030	3,121,913
5,226,000	U.S. Treasury Notes, 3.500%, 2/28/2031	5,072,690
Principal Amount	Description	Value (†)
	Treasuries — continued
$2,019,000	U.S. Treasury Notes, 3.625%, 9/30/2030	$1,974,519
2,188,000	U.S. Treasury Notes, 3.625%, 10/31/2030	2,138,599
11,880,000	U.S. Treasury Notes, 3.625%, 12/31/2030	11,600,170
1,860,000	U.S. Treasury Notes, 3.750%, 4/30/2028	1,846,559
13,364,000	U.S. Treasury Notes, 3.875%, 3/31/2031	13,173,981
6,914,000	U.S. Treasury Notes, 3.875%, 4/30/2031	6,814,611
1,189,000	U.S. Treasury Notes, 4.000%, 11/15/2035	1,150,172
525,000	U.S. Treasury Notes, 4.125%, 5/31/2031	523,072
7,749,000	U.S. Treasury Notes, 4.125%, 2/15/2036	7,560,118
293,000	U.S. Treasury Notes, 4.375%, 5/15/2036	291,444
		55,267,848
	Utility Other — 0.2%
170,000	American Water Capital Corp., 4.625%, 6/01/2029	170,092
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	260,795
		430,887
	Wireless — 0.4%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	270,051
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	335,899
411,000	Vodafone Group PLC, 4.800%, 6/18/2031	408,085
		1,014,035
	Wirelines — 0.3%
202,000	NTT Finance Corp., 4.741%, 3/31/2028(a)	202,089
435,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	438,582
		640,671
	Total Bonds and Notes (Identified Cost $230,640,390)	229,025,126

Short-Term Investments — 1.9%
4,468,842
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 6/30/2026 at
2.150% to be repurchased at $4,469,109 on
7/01/2026 collateralized by $4,535,500 U.S. Treasury
Note, 3.500% due 1/31/2028 valued at $4,558,232
including accrued interest(d)
(Identified Cost $4,468,842)
		4,468,842
	Total Investments — 100.8% (Identified Cost $235,109,232)	233,493,968
	Other assets less liabilities — (0.8)%	(1,873,215)
	Net Assets — 100.0%	$231,620,753

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$74,990,927 or 32.4% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	69	$7,357,957	$7,386,234	$28,277
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	77	8,541,075	8,660,094	119,019
Total					$147,296
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$897	$897
Collateralized Mortgage Obligations	—	907,039	90	907,129
All Other Bonds and Notes(a)	—	228,117,100	—	228,117,100
Total Bonds and Notes	—	229,024,139	987	229,025,126
Short-Term Investments	—	4,468,842	—	4,468,842
Total Investments	—	233,492,981	987	233,493,968
Futures Contracts (unrealized appreciation)	147,296	—	—	147,296
Total	$147,296	$233,492,981	$987	$233,641,264

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
ABS Residential Mortgage	$1,034	$ —	$ —	$8	$ —	$(145)	$ —	$ —	$897	$ —
Collateralized Mortgage Obligations	119	—	—	2	—	(31)	—	—	90	(1)
Total	$1,153	$ —	$ —	$10	$ —	$(176)	$ —	$ —	$987	$(1)